Consolidated Statements of Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	High-vote ordinary shares USD ($)	High-vote ordinary shares CNY	Treasury Stock USD ($)	Treasury Stock CNY	Additional paid- in capital USD ($)	Additional paid- in capital CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Beginning Balance at Dec. 31, 2008		1,012,181,393		1,858,543		2,362,999		(103,392,701)		1,315,589,787		(204,237,235)
Beginning Balance (in shares) at Dec. 31, 2008				22,513,519		28,550,704		(4,000,000)
Net income and comprehensive income		19,903,089										19,903,089
Exercise of stock options and warrants (in shares)				79,784
Exercise of stock options and warrants		1,206,482		5,450						1,201,032
Exercise of performance units (in shares)				224,204
Exercise of performance units				15,319						(15,319)
Share-based compensation cost		10,209,333								10,209,333
Ending Balance at Dec. 31, 2009		1,043,500,297		1,879,312		2,362,999		(103,392,701)		1,326,984,833		(184,334,146)
Ending Balance (in shares) at Dec. 31, 2009				22,817,507		28,550,704		(4,000,000)
Net income and comprehensive income		20,628,408										20,628,408
Exercise of stock options and warrants (in shares)				1,717,882				203,582
Exercise of stock options and warrants		13,410,596		103,371				5,262,595		8,394,251		(349,621)
Exercise of performance units (in shares)				200,012				76,490
Exercise of performance units		12,024		8,432				1,977,267		(269,089)		(1,704,586)
Share-based compensation cost		17,317,359								17,317,359
Ending Balance at Dec. 31, 2010		1,094,868,684		1,991,115		2,362,999		(96,152,839)		1,352,427,354		(165,759,945)
Ending Balance (in shares) at Dec. 31, 2010				24,735,401		28,550,704		(3,719,928)
Net income and comprehensive income	6,239,425	39,270,319										39,270,319
Exercise of stock options and warrants (in shares)				2,490,159				506,122
Exercise of stock options and warrants		34,773,364		129,259				13,083,254		21,698,670		(137,819)
Exercise of performance units (in shares)				293,050				293,050
Exercise of performance units		47,743						7,575,342		(607,576)		(6,920,023)
Issuance of new shares to TCH Sapphire, net of offering expenses (in shares)				6,031,500		5,038,500
Issuance of new shares to TCH Sapphire, net of offering expenses		548,738,742		392,584		327,951				548,018,207
Issuance of new shares to Expedia Asia Pacific, net of offering expenses (in shares)				5,400,500
Issuance of new shares to Expedia Asia Pacific, net of offering expenses		267,906,836		351,513						267,555,323
Share-based compensation cost		20,377,087								20,377,087
Ending Balance at Dec. 31, 2011	$ 318,718,565	2,005,982,775	$ 455,119	2,864,471	$ 427,549	2,690,950	$ (11,994,827)	(75,494,243)	$ 351,049,280	2,209,469,065	$ (21,218,556)	(133,547,468)
Ending Balance (in shares) at Dec. 31, 2011			38,950,610		33,589,204		(2,920,756)